SOFTWARE DEVELOPMENT COSTS	12 Months Ended
Dec. 31, 2024
Research and Development [Abstract]
SOFTWARE DEVELOPMENT COSTS

NOTE 8 – SOFTWARE DEVELOPMENT COSTS

	December 31, 2024	December 31, 2023
Software Development	$796,807	$721,309
Construction in Progress	72,872	148,371
Accumulated amortization	(466,296)	(216,842)
Software Development, net	$403,383	$652,838

The following is a schedule of estimated future amortization expense of software development costs at December 31, 2024:

2025	$246,676
2026	108,894
2027	47,813
$403,383

Amortization of software development costs for the years ended December 31, 2024 and 2023 was $249,454 and $140,267, respectively.